GOODWILL (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Beginning balance	$ 2,247,000
Impairment	0
Ending balance	3,037,000	$ 2,247,000
ConnectM Before Business Combination
Goodwill [Roll Forward]
Beginning balance	2,246,619	2,403,722	$ 378,225
Acquisitions			2,516,233
Impairment		(157,103)	(490,736)
Ending balance		2,246,619	2,403,722
ConnectM Before Business Combination | Electrification
Goodwill [Roll Forward]
Beginning balance	639,972	797,075	378,225
Acquisitions			909,586
Impairment		(157,103)	(490,736)
Ending balance		639,972	797,075
ConnectM Before Business Combination | Decarbonization
Goodwill [Roll Forward]
Beginning balance	$ 1,606,647	1,606,647
Acquisitions			1,606,647
Ending balance		$ 1,606,647	$ 1,606,647